Basis of preparation, significant judgments, and accounting policies	6 Months Ended
Jun. 30, 2025
Basis of preparation, significant judgments, and accounting policies [Abstract]
Basis of preparation, significant judgments, and accounting policies
2.	Basis of preparation, significant judgments, and accounting policies

Basis of preparation

Compliance with International Financial Reporting Standards
The unaudited condensed consolidated interim financial statements for the three and six months ended June 30, 2025, have been prepared in accordance with IAS 34 “Interim Financial Reporting”. The unaudited condensed consolidated interim financial statements do not include all of the information required for full annual financial statements and should be read in conjunction with the consolidated financial statements for the year ended December 31, 2024, which were prepared in accordance with IFRS Accounting Standards as adopted by the International Accounting Standards Board (“IASB”). These unaudited condensed consolidated interim financial statements are presented in U.S. dollar (“USD” or “$”), which is the Company’s functional currency and the Group’s presentation currency.

The financial information presented in this interim report does not represent full statutory accounts as defined by the Companies Act 2014. The statutory accounts of GH Research PLC for the year ended December 31, 2024, are expected to be filed with the Companies Registration Office by November 26, 2025.

New and amended IFRS standards
There are no new IFRS standards, amendments to standards or interpretations that are mandatory for the financial year beginning on January 1, 2025, that are relevant to the Group and that have had any material impact in the interim period. The review of the impact of new standards on the Group’s financial statements which are not yet effective and which have not been early adopted by the Group is ongoing. This includes IFRS 18 “Presentation and Disclosure in Financial Statements”. IFRS 18 will replace IAS 1 “Presentation of financial statements”, introducing new requirements that will help to achieve comparability of the financial performance of similar entities and provide more relevant information and transparency to users. Even though IFRS 18 will not impact the recognition or measurement of items in the financial statements, its impact on presentation and disclosure is expected to be extensive. Management is currently assessing the detailed implications of applying the new standard on the Group’s financial statements.

Going concern basis
GH Research is a clinical-stage biopharmaceutical company developing innovative therapeutics. The Group is exposed to all risks inherent in establishing and developing its business, including the substantial uncertainty that current projects will succeed. Research and development expenses have been incurred from the start of the Group’s activities, generating negative cash flows from operating activities since formation.

Since its incorporation, the Group has funded its growth through capital increases. The Group has no bank loans or other debt outstanding, except lease liabilities, as of June 30, 2025. As a result, the Group is not exposed to liquidity risk through requests for early repayment of loans.

As of June 30, 2025, the Group’s cash and cash equivalents amounted to $253.9 million (December 31, 2024: $100.8 million). The Group also held marketable securities of $54.8 million and other financial assets of $nil as of June 30, 2025, (December 31, 2024: marketable securities of $62.4 million and other financial assets of $19.4 million). The marketable securities held by the Group are quoted in active markets and are an additional source of liquidity.

The board of directors believes that the Group has sufficient financial resources available to cover its planned cash outflows for at least the next twelve months from the date of issuance of these unaudited condensed consolidated interim financial statements. The Group, therefore, continues to adopt the going concern basis in preparing its unaudited condensed consolidated interim financial statements.

Use of estimates and judgments
The preparation of the unaudited condensed consolidated interim financial statements requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets and liabilities, income and expense. Actual results may differ from these estimates.

In preparing these unaudited condensed consolidated interim financial statements, the significant judgments made by management in applying the Group’s accounting policies and the key sources of estimation uncertainty are as follows:

Share-based compensation expense
In preparing the share based-compensation expense in prior periods, the expected volatility assumption was based on selected volatility determined by median values observed among other comparable public companies.
In preparing the share-based compensation expense for these unaudited condensed consolidated interim financial statements, the Group has used a blended rate taking into account its own historical volatility alongside other comparable public companies. This change has been made due to the historical share price information now available for the Group. Judgment has been applied, for all periods presented, in the selection of comparable public companies and of the relevant period of observation used to determine the values.
Research and development tax credits
In the three and six months ended June 30, 2025, an amount of $0.4 million and $1.6 million, respectively, have been recognized relating to research and development tax credits (three and six months ended June 30, 2024, $nil and $0.8 million, respectively). Included in this amount is an estimate of the claim for the year ended December 31, 2024, and for the six months ended June 30, 2025.
A portion of the research and development tax credit claimed remains unrecognized at June 30, 2025, as management has assessed that some uncertainty remains and therefore, reasonable assurance has not been achieved. Reasonable assurance is achieved using internal experience, judgment and assistance from our professional advisors. If the portion of the research and development tax credit which remains unrecognized at June 30, 2025, increased or decreased by 5%, this would not have a material impact on the financial statements.
Aside from those highlighted above, in preparing these unaudited condensed consolidated interim financial statements, the significant judgments made by management in applying the Group’s accounting policies and the key sources of estimation uncertainty are consistent with those that applied in the preparation of the consolidated financial statements for the year ended December 31, 2024.

Accounting policies
The accounting policies, presentation and methods of computation followed in the unaudited condensed consolidated interim financial statements are consistent with those applied in the Group’s most recent annual financial statements and have been applied consistently to all periods presented in the unaudited condensed consolidated interim financial statements.

Current and deferred income tax
The interim income tax expense is calculated based on the Company’s estimate of the weighted average effective annual income tax rate expected for the full year. The current and deferred income tax charge was $nil for the three and six months ended June 30, 2025 and 2024, which is in line with the Company’s estimate for the full year. No deferred tax assets have been recognized as there is no certainty that sufficient taxable profits will be generated within the required timeframe to be able to utilize these tax loss carry-forwards in full.

Segment reporting
Management considers the Group to have only a single segment: Research and Development (“R&D”). This is consistent with the way that information is reported internally within the Group for the purpose of allocating resources and assessing performance.